Reinsurance (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 The Hartford and John Hancock item	Dec. 31, 2013 A. M. Best ratings of reinsurer, A++ or A+	Dec. 31, 2013 A. M. Best ratings of reinsurer, A or A-	Dec. 31, 2013 A. M. Best ratings of reinsurer, B++ or B+	Dec. 31, 2013 Not rated
Reinsurance recoverables
Ceded future policyholder benefits and expenses	$ 1,560,436	$ 1,548,052		$ 906,343	$ 616,646	$ 37,129	$ 318
Ceded unearned premium	17,792	18,485		17,611	35	146	0
Ceded claims and benefits payable	247,777	222,575		229,632	14,343	274	3,528
Ceded paid losses	11,375	14,293		318	28	0	11,029
Total	$ 1,837,380	$ 1,803,405	$ 1,728,839	$ 1,153,904	$ 631,052	$ 37,549	$ 14,875
Number of reinsurers with the largest reinsurance recoverable balances			2